Income Taxes (Details 2) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carrying forward	$ 329,416	$ 3,587
Less: valuation allowance	(329,416)	(3,587)
Deferred tax assets